LORD ABBETT SECURITIES TRUST
Lord Abbett Fundamental Equity Fund
Lord Abbett Micro Cap Value Fund

Supplement dated September 17, 2013 to the
Prospectus dated March 1, 2013

Each change below is effective October 1, 2013.

Fundamental Equity Fund

The following replaces the subsection titled “Management – Portfolio Managers” on page 18 of the prospectus:

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since
Deepak Khanna, Partner and Portfolio Manager	2007
Sean J. Aurigemma, Portfolio Manager	2010

The following replaces the subsection titled “Management and Organization of the Funds – Portfolio Managers – Fundamental Equity Fund” on page 118 of the prospectus:

Fundamental Equity Fund. Deepak Khanna, Partner and Portfolio Manager, heads the team. Mr. Khanna returned to Lord Abbett and joined the team in 2007 from Jennison Associates LLC where he was Managing Director from 2005 to 2007. Mr. Khanna’s former experience at Lord Abbett includes serving as senior research analyst for other investment strategies from 2000 to 2005. Assisting Mr. Khanna is Sean J. Aurigemma, Portfolio Manager. Mr. Aurigemma joined Lord Abbett in 2007 and has been a member of the team since 2010. Messrs. Khanna and Aurigemma are jointly and primarily responsible for the day-to-day management of the Fund.

Micro Cap Value Fund

The following replaces the subsection titled “Management – Portfolio Manager” on page 65 of the prospectus, superseding the Fund’s June 11, 2013 prospectus supplement:

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since
Thomas B. Maher, Partner and Portfolio Manager	2013
Justin C. Maurer, Partner and Portfolio Manager	2013

The following replaces the subsection titled “Management and Organization of the Funds – Portfolio Managers – Micro Cap Value Fund” on page 119 of the prospectus, superseding the Fund’s June 11, 2013 prospectus supplement:

Micro Cap Value Fund. Thomas B. Maher, Partner and Portfolio Manager, and Justin C. Maurer, Partner and Portfolio Manager, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Maher and Maurer joined Lord Abbett in 2003 and 2001, respectively, and have been members of the Fund’s team since 2013.

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